Exhibit 99.1

Harley-Davidson Motorcycle Trust 2008-1

$93,000,000 3.1713% Motorcycle Contract Backed Notes, Class A-1

$197,000,000 LIBOR + 0.90% Motorcycle Contract Backed Notes, Class A-2

$55,000,000 4.25% Motorcycle Contract Backed Notes, Class A-3a

$70,000,000 LIBOR + 1.50% Motorcycle Contract Backed Notes, Class A-3b

$71,000,000 4.90% Motorcycle Contract Backed Notes, Class A-4

$37,800,000 6.34% Motorcycle Contract Backed Notes, Class B

$16,200,000 7.55% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the December 15, 2008 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of February 15, 2008, as filed with the Securities and Exchange Commission.

Beginning of Due Period	11/1/2008
End of Due Period	11/30/2008
Determination Date	12/4/2008
Record Date	12/12/2008
Distribution Date	12/15/2008
Interest Determination Date	11/13/2008
LIBOR as of Reset Date	1.42250%
Number of days in Interest Period (ACT/360 basis)	28
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	38,834	1/31/2008	2/20/2008	540,000,000.55
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	38,834			$540,000,000.55

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$404,375,369.36
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	6,214,413.02
Principal collections on Contracts paid off in full during Due Period	4,674,104.33
Balance of Contracts liquidated during Due Period	1,645,130.33
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	2,898.48
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		12,536,546.16

Aggregate Principal Balance at end of Due Period		391,838,823.20

Pool factor		0.7256274

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3a	Class A-3b	Class A-4	Class B	Class C	Total
Original Note Balance	$93,000,000.00	$197,000,000.00	$55,000,000.00	$70,000,000.00	$71,000,000.00	$37,800,000.00	$16,200,000.00	$540,000,000.00

Note balance at beginning of Due Period	—	154,375,369.36	55,000,000.00	70,000,000.00	71,000,000.00	37,800,000.00	16,200,000.00	$404,375,369.36

Principal Distributable Amount	—	12,536,546.16	—	—	—	—	—	12,536,546.16
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—	—
Amounts otherwise distributable to Class C that have been distributed to Class A or Class B	—	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—	—	—
Total principal paid	—	12,536,546.16	—	—	—	—	—	12,536,546.16

Note balance at end of Due Period	$—	$141,838,823.20	$55,000,000.00	$70,000,000.00	$71,000,000.00	$37,800,000.00	$16,200,000.00	$391,838,823.20

Note factor at begininning of Due Period	0.0000000	0.7836313	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.0000000	0.7199940	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$—	$—	3.1713%	28	ACT/360	$—	$—	$—
A-2	154,375,369.36	—	2.32250%	28	ACT/360	278,861.95	—	278,861.95
A-3a	55,000,000.00	—	4.25000%	30	30/360	194,791.67	—	194,791.67
A-3b	70,000,000.00	—	2.92250%	28	ACT/360	159,113.89	—	159,113.89
A-4	71,000,000.00	—	4.9000%	30	30/360	289,916.67	—	289,916.67
B	37,800,000.00	—	6.3400%	30	30/360	199,710.00	—	199,710.00
C	16,200,000.00	—	7.5500%	30	30/360	101,925.00	—	101,925.00
Totals	$404,375,369.36	$—				$1,224,319.18	$—	$1,224,319.18

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$10,248,770.98
Interest collections on Contracts during Due Period	3,718,223.32
Net Liquidation Proceeds	829,964.18
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	644,875.35
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Net Swap Receipts from Swap Counterparty	—
Swap Termination Payments from Swap Counterparty	—
Investment Earnings - Collection Account	27,744.42

Total Available Monies		15,469,578.25

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	593,379.34
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	336,979.47
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	758.20
Net Swap Payments to the Swap Counterparty	268,848.17
Class A Note Interest Distributable Amount	922,684.18
Senior Swap Termination Payment to the Swap Counterparty	—
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	199,710.00
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	101,925.00
Class A Note Principal Distributable Amount	12,536,546.16
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—
Subordinated Swap Termination Payment to the Swap Counterparty	—

Total distribution of fees, interest and principal	14,960,830.52

Excess Amounts (Shortfall)		508,747.73

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	508,747.73

Total distribution of Available Monies		$15,469,578.25

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.25% of the Principal Balance of the Contracts at the end of the Due Period	$8,816,373.52
b) 1.00% of the aggregate initial note balance	5,400,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	23,510,329.39
Specified Reserve Fund Balance		$8,816,373.52

Reserve Fund balance at beginning of Due Period		$9,098,445.81

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	—
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	16,459.68

Total additions		16,459.68

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	298,531.97

Total withdrawals		298,531.97

Reserve Fund balance at end of Due Period		$8,816,373.52

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			10
	Trigger Status? Yes or No			No

Monthly Losses
		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	151	$2,284,876.70	0.565%

	Less:
	Net Liquidation Proceeds for the Due Period	102	829,964.18	0.205%

	Net Liquidation Losses for the Due Period		1,454,912.52	0.360%

	Annualized Net Liquidation Losses (Loss Ratio)			4.318%

Average Loss Ratio	Annualized Net Liquidation Losses (Loss Ratio) - current Distribution Date			4.318%
	Annualized Net Liquidation Losses (Loss Ratio) - prior Distribution Date			3.362%
	Annualized Net Liquidation Losses (Loss Ratio) - second prior Distribution Date			2.906%
	Three-month Average Loss Ratio			3.529%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No			No

Months	Trigger Threshold
1-24	4.000%
25 or greater	3.750%

Cumulative Losses
		Number of		% of Initial Principal
		Contracts	Amount	Balance
	Cumulative Liquidated Contracts	704	11,302,756.43	2.093%
	Cumulative Net Liquidation Proceeds	503	4,919,458.43	0.911%
	Cumulative Net Liquidation Losses		6,383,298.00	1.182%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		9,067.18

Cumulative Loss Ratio	Cumulative Loss Ratio	1.182%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1-12	1.750%
13-24	2.750%
25-36	3.750%
37 or greater	4.000%

Delinquencies
	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period
	30-59	900	$12,370,727.94	$265,519.85	3.059%
	60-89	335	4,786,632.16	154,811.18	1.184%
	90-119	163	2,442,095.20	119,042.01	0.604%
	120+	119	1,763,271.04	105,502.31	0.436%
	Totals	1,517	$21,362,726.34	$644,875.35	5.283%

	60+ Delinquency Amount	617	$8,991,998.40		2.224%

Average Delinquency Ratio
	Delinquency Ratio - current Distribution Date	2.224%
	Delinquency Ratio - prior Distribution Date	2.086%
	Delinquency Ratio - second prior Distribution Date	1.947%
	Three-month Average Delinquency Ratio	2.086%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1-12	2.500%
13-24	3.000%
25-36	3.500%
37 or greater	4.000%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	32,044	31,314
Principal Balance of Contracts	404,375,369.36	391,838,823.20
Weighted average original term	74.65	74.71
Weighted average remaining term	60.34	59.62
Weighted average age	14.30	15.09
One month prepayments (ABS)	1.79%	1.48%
Weighted average Contract Rate	12.03%	12.04%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$14,968,598.83	3.82%
5.001% - 10.000%	134,646,699.45	34.36%
10.001% - 15.000%	158,090,059.66	40.35%
15.001% - 20.000%	61,123,390.71	15.60%
20.001% or greater	23,010,074.55	5.87%

Advances made by Servicer in current Due Period		$644,875.35
Unreimbursed Advances due to Servicer		593,379.34
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—
Any Senior Swap Termination Payments remaining unpaid		—
Any Subordinated Swap Termination Payments remaining unpaid		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.	Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.

Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.	Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.	Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.

Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit- granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.	During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.	Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

None

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer, Acting Chief Financial Officer, and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of February 15, 2008 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2008-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from November 1, 2008 to November 30, 2008 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of December, 2008.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President, Treasurer, Acting Chief
Financial Officer, and Assistant Secretary